Deferred Tax Balances - Deferred Tax Assets (Detail) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Set-off of deferred tax liabilities pursuant to set-off provisions	$ (1,640,025)	$ (3,370,890)
Net deferred tax liabilities	0	0
Employee Benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	110,314	97,869
Accruals [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	226,174	269,178
Unrealized exchange loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,085,910	0
Unused tax loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 217,627	$ 3,003,843